Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Fund

July 31, 2021

ZNL-QTLY-0921
1.9881584.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.2%
Commonwealth Bank of Australia	6,275	$458,879
CSL Ltd.	3,853	816,900
Evolution Mining Ltd.	29,770	91,319
Imdex Ltd.	14,204	21,890
Macquarie Group Ltd.	3,728	429,246

TOTAL AUSTRALIA		1,818,234

Austria - 0.3%
Erste Group Bank AG	10,297	399,547
Bailiwick of Jersey - 1.1%
Experian PLC	18,130	798,188
Ferguson PLC	2,624	368,019
Glencore Xstrata PLC	104,005	467,102
Integrated Diagnostics Holdings PLC (a)	38,160	44,647

TOTAL BAILIWICK OF JERSEY		1,677,956

Belgium - 1.0%
Anheuser-Busch InBev SA NV	7,683	484,891
KBC Ancora	1,226	54,218
KBC Groep NV	8,529	686,980
UCB SA	2,694	291,453

TOTAL BELGIUM		1,517,542

Bermuda - 0.5%
Credicorp Ltd. (United States) (b)	4,875	492,180
Shangri-La Asia Ltd. (b)	348,533	309,462

TOTAL BERMUDA		801,642

Brazil - 1.1%
Localiza Rent A Car SA	29,332	350,018
Natura & Co. Holding SA (b)	70,279	725,291
Suzano Papel e Celulose SA (b)	45,628	473,692

TOTAL BRAZIL		1,549,001

Canada - 6.7%
Barrick Gold Corp.	51,326	1,117,367
CAE, Inc. (b)	29,075	887,212
Canadian Pacific Railway Ltd.	24,895	1,848,567
Constellation Software, Inc.	675	1,081,228
Franco-Nevada Corp.	6,689	1,069,886
McCoy Global, Inc. (b)	50	29
Nutrien Ltd.	12,283	730,325
Richelieu Hardware Ltd.	14,042	489,714
Summit Industrial Income REIT	35,713	543,023
Suncor Energy, Inc.	24,922	490,609
The Toronto-Dominion Bank	24,550	1,632,272

TOTAL CANADA		9,890,232

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. (b)	1,301	31,774
Alibaba Group Holding Ltd. sponsored ADR (b)	9,148	1,785,598
Chlitina Holding Ltd.	3,800	27,899
JD.com, Inc. sponsored ADR (b)	22,566	1,599,478
Li Ning Co. Ltd.	66,887	704,921
Meituan Class B (a)(b)	24,141	668,016
Tencent Holdings Ltd.	65,539	3,952,536

TOTAL CAYMAN ISLANDS		8,770,222

China - 2.8%
China Life Insurance Co. Ltd. (H Shares)	403,689	672,846
China Merchants Bank Co. Ltd. (H Shares)	104,755	798,015
Haier Smart Home Co. Ltd. (A Shares)	161,946	626,084
Industrial & Commercial Bank of China Ltd. (H Shares)	2,324,556	1,290,811
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	11,352	685,799
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,329	20,961

TOTAL CHINA		4,094,516

Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	96	266,421
Netcompany Group A/S (a)	769	95,037
ORSTED A/S (a)	1,346	199,915
SimCorp A/S	566	78,668
Spar Nord Bank A/S	3,448	41,457
Vestas Wind Systems A/S	12,550	462,695

TOTAL DENMARK		1,144,193

Finland - 0.8%
Admicom OYJ	300	33,274
Kone OYJ (B Shares)	5,509	456,277
Musti Group OYJ	1,272	52,570
Sampo Oyj (A Shares)	7,537	363,174
Stora Enso Oyj (R Shares)	10,335	204,556

TOTAL FINLAND		1,109,851

France - 6.9%
Air Liquide SA	3,290	572,159
ALTEN	587	93,308
AXA SA	27,027	699,920
BNP Paribas SA	15,017	915,725
Capgemini SA	1,969	425,686
Edenred SA	6,653	386,556
Laurent-Perrier Group SA	330	39,929
Lectra	1,545	62,955
Legrand SA	5,152	580,610
LVMH Moet Hennessy Louis Vuitton SE	2,336	1,870,359
Safran SA	4,180	547,055
Sanofi SA	10,644	1,097,113
SR Teleperformance SA	967	407,910
The Lisi Group	1,200	40,926
Total SA	26,387	1,150,651
Vetoquinol SA	714	103,671
VINCI SA	4,406	466,267
Vivendi SA	12,826	433,345
Worldline SA (a)(b)	2,197	205,655

TOTAL FRANCE		10,099,800

Germany - 5.1%
Bayer AG	6,010	358,070
CompuGroup Medical AG	459	36,835
CTS Eventim AG (b)	1,714	116,504
Deutsche Borse AG	2,158	360,310
Deutsche Post AG	9,793	663,684
Hannover Reuck SE	2,285	384,631
HeidelbergCement AG	4,650	412,491
Linde PLC	5,286	1,618,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,116	301,707
Nexus AG	419	33,351
Rheinmetall AG	2,573	247,108
RWE AG	8,887	316,372
SAP SE	4,921	706,220
Siemens AG	6,778	1,057,593
Vonovia SE	13,070	871,031

TOTAL GERMANY		7,484,641

Greece - 0.5%
National Bank of Greece SA (b)	251,339	712,581
Hong Kong - 1.9%
AIA Group Ltd.	146,563	1,753,738
China Resources Beer Holdings Co. Ltd.	50,450	377,508
Hong Kong Exchanges and Clearing Ltd.	9,174	585,538

TOTAL HONG KONG		2,716,784

Hungary - 0.7%
Richter Gedeon PLC	36,059	989,693
India - 3.9%
Embassy Office Parks (REIT)	9,000	43,798
Graphite India Ltd.	43,555	414,614
Housing Development Finance Corp. Ltd.	31,884	1,046,946
Indian Energy Exchange Ltd. (a)	9,209	53,388
Kotak Mahindra Bank Ltd. (b)	7,800	173,619
Larsen & Toubro Ltd.	45,636	983,055
Reliance Industries Ltd.	2,700	73,918
Reliance Industries Ltd. sponsored GDR (a)	6,886	380,796
Shree Cement Ltd.	1,482	563,463
Solar Industries India Ltd.	24,326	557,829
State Bank of India	158,727	921,914
Voltas Ltd.	32,022	456,230

TOTAL INDIA		5,669,570

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	1,394,703	549,550
PT Bank Rakyat Indonesia Tbk	471,865	121,055

TOTAL INDONESIA		670,605

Ireland - 0.9%
Cairn Homes PLC (b)	19,000	24,482
CRH PLC	11,826	591,053
CRH PLC sponsored ADR	9,566	477,248
Irish Residential Properties REIT PLC	14,000	25,576
Ryanair Holdings PLC sponsored ADR (b)	2,428	264,749

TOTAL IRELAND		1,383,108

Israel - 0.1%
Ituran Location & Control Ltd.	2,400	60,936
Maytronics Ltd.	1,944	42,338
Strauss Group Ltd.	1,301	36,082
Tel Aviv Stock Exchange Ltd.	9,900	61,222

TOTAL ISRAEL		200,578

Italy - 1.6%
Assicurazioni Generali SpA	15,737	314,556
Enel SpA	79,902	736,340
Interpump Group SpA	8,303	518,573
Mediobanca SpA (b)	34,627	406,080
Prada SpA	44,000	343,681

TOTAL ITALY		2,319,230

Japan - 13.3%
Ai Holdings Corp.	1,400	25,970
Aoki Super Co. Ltd.	1,272	36,407
Artnature, Inc.	2,588	15,994
Aucnet, Inc.	1,658	24,045
Azbil Corp.	19,346	750,351
Broadleaf Co. Ltd.	12,975	59,609
Central Automotive Products Ltd.	500	15,223
Curves Holdings Co. Ltd.	9,200	68,263
Daiichikosho Co. Ltd.	2,008	70,011
Daikokutenbussan Co. Ltd.	400	23,007
DENSO Corp.	6,771	465,176
Digital Hearts Holdings Co. Ltd.	1,908	26,297
FANUC Corp.	4,233	948,055
Fujitsu Ltd.	2,060	350,469
Funai Soken Holdings, Inc.	2,090	47,780
Goldcrest Co. Ltd.	3,766	55,543
Hitachi Ltd.	11,129	640,131
Hoya Corp.	11,462	1,609,517
Ibiden Co. Ltd.	3,304	173,776
Idemitsu Kosan Co. Ltd.	7,184	169,110
Itochu Corp.	16,610	491,643
JEOL Ltd.	1,200	77,553
Kao Corp.	2,767	166,605
Keyence Corp.	2,680	1,483,827
Kobayashi Pharmaceutical Co. Ltd.	700	55,640
Koshidaka Holdings Co. Ltd.	7,600	38,379
Kusuri No Aoki Holdings Co. Ltd.	636	42,495
Lasertec Corp.	3,644	684,094
Medikit Co. Ltd.	1,527	44,680
Minebea Mitsumi, Inc.	16,863	455,316
Miroku Jyoho Service Co., Ltd.	1,654	23,686
Misumi Group, Inc.	23,909	828,168
Mitsubishi Estate Co. Ltd.	9,432	147,959
Mitsubishi UFJ Financial Group, Inc.	96,705	510,862
Mitsuboshi Belting Ltd.	1,908	31,671
Mitsui Fudosan Co. Ltd.	6,894	161,232
Nabtesco Corp.	5,707	214,328
Nagaileben Co. Ltd.	3,243	76,179
Nihon Parkerizing Co. Ltd.	8,896	90,983
NS Tool Co. Ltd.	3,054	41,423
NSD Co. Ltd.	1,500	25,623
OBIC Co. Ltd.	2,181	382,105
ORIX Corp.	21,658	377,468
OSG Corp.	11,050	204,773
Paramount Bed Holdings Co. Ltd.	2,400	42,704
Poletowin Pitcrew Holdings, Inc.	2,523	23,780
ProNexus, Inc.	2,187	20,015
Recruit Holdings Co. Ltd.	27,602	1,430,630
Renesas Electronics Corp. (b)	19,592	210,912
San-Ai Oil Co. Ltd.	3,967	49,106
Shin-Etsu Chemical Co. Ltd.	4,002	652,843
Shinsei Bank Ltd.	15,652	207,019
SHO-BOND Holdings Co. Ltd.	9,282	390,469
Shoei Co. Ltd.	4,452	185,052
SK Kaken Co. Ltd.	153	58,157
SoftBank Group Corp.	5,343	335,998
Software Service, Inc.	409	36,760
Sony Group Corp.	4,716	492,664
Sumitomo Mitsui Financial Group, Inc.	14,773	497,984
Suzuki Motor Corp.	6,790	276,255
The Monogatari Corp.	538	33,348
TKC Corp.	600	17,748
Tocalo Co. Ltd.	3,158	39,408
Tokio Marine Holdings, Inc.	8,690	414,175
Tokyo Electron Ltd.	474	195,490
Toyota Motor Corp.	14,545	1,305,784
USS Co. Ltd.	15,707	271,746
Welcia Holdings Co. Ltd.	1,142	38,776
Workman Co. Ltd.	300	20,646
YAKUODO Holdings Co. Ltd.	1,000	21,020
Yamada Consulting Group Co. Ltd.	2,000	21,330

TOTAL JAPAN		19,521,245

Kenya - 0.2%
Safaricom Ltd.	606,204	234,164
Korea (South) - 3.8%
AMOREPACIFIC Corp.	1,706	327,804
BGF Retail Co. Ltd.	249	34,885
Hyundai Motor Co.	2,397	453,300
Leeno Industrial, Inc.	116	17,992
Samsung Electronics Co. Ltd.	59,504	4,052,071
Shinhan Financial Group Co. Ltd.	19,082	645,341

TOTAL KOREA (SOUTH)		5,531,393

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	12,250	426,865
Stabilus SA	400	31,720

TOTAL LUXEMBOURG		458,585

Mexico - 1.3%
CEMEX S.A.B. de CV sponsored ADR (b)	72,121	586,344
Grupo Financiero Banorte S.A.B. de CV Series O	79,036	512,382
Wal-Mart de Mexico SA de CV Series V	267,949	883,281

TOTAL MEXICO		1,982,007

Netherlands - 3.6%
Aalberts Industries NV	4,242	258,246
AerCap Holdings NV (b)	2,260	119,780
Airbus Group NV (b)	8,148	1,117,651
ASML Holding NV (Netherlands)	3,625	2,770,895
Koninklijke Philips Electronics NV	3,681	169,729
NN Group NV	8,720	433,728
Yandex NV Series A (b)	5,866	398,477

TOTAL NETHERLANDS		5,268,506

New Zealand - 0.1%
Auckland International Airport Ltd. (b)	22,341	112,690
Norway - 0.5%
Adevinta ASA Class B (b)	10,664	205,018
Kongsberg Gruppen ASA	2,374	67,984
Medistim ASA	1,018	36,354
PatientSky Group A/S	12,720	5,687
Schibsted ASA (B Shares)	7,107	328,532
Volue A/S	5,152	26,854

TOTAL NORWAY		670,429

Russia - 0.9%
Lukoil PJSC sponsored ADR	9,937	851,601
Sberbank of Russia sponsored ADR	26,908	448,018

TOTAL RUSSIA		1,299,619

Singapore - 0.3%
United Overseas Bank Ltd.	21,597	418,886
South Africa - 0.4%
Clicks Group Ltd.	12,528	226,665
Impala Platinum Holdings Ltd.	21,840	393,697
Thungela Resources Ltd. (b)	2,007	6,218

TOTAL SOUTH AFRICA		626,580

Spain - 1.6%
Amadeus IT Holding SA Class A (b)	12,168	797,350
Banco Santander SA (Spain)	200,894	735,906
Cellnex Telecom SA (a)	9,362	610,146
Fluidra SA	2,059	83,411
Unicaja Banco SA (a)	85,694	78,833

TOTAL SPAIN		2,305,646

Sweden - 3.1%
Addlife AB	7,200	240,212
AddTech AB (B Shares)	15,421	320,659
ASSA ABLOY AB (B Shares)	31,126	998,407
Atlas Copco AB (A Shares)	14,900	1,007,365
BHG Group AB (b)	1,623	25,038
Epiroc AB (A Shares)	25,992	605,474
Ericsson (B Shares)	12,148	140,117
Hemnet Group AB (b)	400	8,636
Investor AB (B Shares)	27,994	693,639
INVISIO AB	1,604	33,241
John Mattson Fastighetsforetag (b)	1,727	34,707
Lagercrantz Group AB (B Shares)	19,340	264,205
Stillfront Group AB (b)	3,400	25,929
Volvo AB (B Shares)	7,107	167,388

TOTAL SWEDEN		4,565,017

Switzerland - 5.1%
Nestle SA (Reg. S)	17,949	2,272,876
Novartis AG	6,524	603,329
Roche Holding AG (participation certificate)	5,254	2,029,684
Schindler Holding AG:
(participation certificate)	1,443	467,061
(Reg.)	139	43,303
Swiss Life Holding AG	448	231,456
Tecan Group AG	194	111,900
Temenos Group AG	1,944	309,031
UBS Group AG	41,966	691,600
Zurich Insurance Group Ltd.	1,819	733,375

TOTAL SWITZERLAND		7,493,615

Taiwan - 4.5%
Addcn Technology Co. Ltd.	4,798	42,297
ASE Technology Holding Co. Ltd.	150,070	660,998
ECLAT Textile Co. Ltd.	28,241	617,181
HIWIN Technologies Corp.	43,580	501,915
Sporton International, Inc.	28,246	244,699
Taiwan Semiconductor Manufacturing Co. Ltd.	143,751	3,007,227
Unified-President Enterprises Corp.	304,660	799,784
Yageo Corp.	35,165	709,846

TOTAL TAIWAN		6,583,947

United Kingdom - 6.1%
Alliance Pharma PLC	45,433	65,678
Anglo American PLC (United Kingdom)	18,542	821,670
AstraZeneca PLC (United Kingdom)	3,229	371,044
Avon Rubber PLC	3,632	137,117
Barratt Developments PLC	24,653	241,107
Beazley PLC (b)	18,748	102,258
BHP Group PLC	47,594	1,540,920
Bodycote PLC	5,526	69,322
BP PLC	176,176	707,175
Clarkson PLC	1,479	66,300
Compass Group PLC (b)	27,100	572,945
Dechra Pharmaceuticals PLC	6,491	448,418
DP Poland PLC (b)	82,215	8,571
Helios Towers PLC (b)	13,000	29,563
Howden Joinery Group PLC	5,911	73,717
Imperial Brands PLC	9,798	210,008
InterContinental Hotel Group PLC ADR (b)	3,217	212,515
Lloyds Banking Group PLC	888,432	561,726
London Stock Exchange Group PLC	3,379	352,333
Meggitt PLC (b)	13,000	84,766
Rightmove PLC	32,150	313,803
Royal Dutch Shell PLC Class B sponsored ADR	15,535	614,409
Spectris PLC	11,514	571,359
Spirax-Sarco Engineering PLC	1,677	349,888
Standard Chartered PLC (United Kingdom)	59,389	356,619
Ultra Electronics Holdings PLC	1,879	82,794

TOTAL UNITED KINGDOM		8,966,025

United States of America - 5.9%
Alphabet, Inc. Class A (b)	192	517,350
Autoliv, Inc.	2,433	245,441
Black Knight, Inc. (b)	2,718	225,078
Dlocal Ltd.	3,500	157,990
Lam Research Corp.	1,045	666,093
Marsh & McLennan Companies, Inc.	4,995	735,364
MasterCard, Inc. Class A	2,335	901,170
Moody's Corp.	1,937	728,312
Morningstar, Inc.	299	75,536
MSCI, Inc.	1,372	817,657
NICE Systems Ltd. sponsored ADR (b)	2,033	566,495
PriceSmart, Inc.	1,791	160,724
ResMed, Inc.	3,210	872,478
S&P Global, Inc.	1,642	703,958
Sherwin-Williams Co.	1,362	396,383
Visa, Inc. Class A	3,719	916,324

TOTAL UNITED STATES OF AMERICA		8,686,353

TOTAL COMMON STOCKS
(Cost $106,170,289)		139,744,233

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	687	79,823
Nonconvertible Preferred Stocks - 1.9%
Brazil - 1.3%
Ambev SA sponsored ADR	186,689	591,804
Itau Unibanco Holding SA	75,909	441,615
Petroleo Brasileiro SA - Petrobras sponsored ADR	86,752	925,644
		1,959,063
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	6,835	739,760
Sartorius AG (non-vtg.)	230	139,093
		878,853

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,837,916

TOTAL PREFERRED STOCKS
(Cost $2,270,922)		2,917,739

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.06% (e)
(Cost $3,403,847)	3,403,173	3,403,854
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $111,845,058)		146,065,826
NET OTHER ASSETS (LIABILITIES) - 0.3%		418,500
NET ASSETS - 100%		$146,484,326

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,336,433 or 1.6% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,823 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$75,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,433
Total	$1,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,079,438	$48,534,076	$47,209,661	$1	$--	$3,403,854	0.0%
Total	$2,079,438	$48,534,076	$47,209,661	$1	$--	$3,403,854

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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